Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Consolidated Statement of Comprehensive Income
Net income	$ 7,537	$ 919	$ 13,014	$ 1,080
Items that will not be reclassified to the income statement
Translation adjustments	5,233	(1,786)	1,885	(11,249)
Retirement benefit obligations	25	(209)	316	(200)
Fair value adjustment to investment in equity securities	(82)	39	193	(209)
Total items that will not be reclassified to the income statement, net of tax	5,176	(1,956)	2,394	(11,658)
Items that may be reclassified to the income statement
Translation adjustments	(2,762)	885	(756)	5,128
Net investments hedge	202	(119)	42	(639)
Net cash flow hedge	(35)	(49)	(26)	15
Reclassification of cumulative translation adjustment to net income	424		1,542
Total items that may be reclassified to the income statement, net of tax	(3,019)	717	(2,282)	4,504
Total comprehensive income (loss)	9,694	(320)	13,126	(6,074)
Comprehensive loss attributable to non-controlling interests	(47)	(53)	(116)	(129)
Comprehensive income (loss) attributable to Vale's stockholders	$ 9,741	$ (267)	$ 13,242	$ (5,945)